Financial instruments - Fair values and risk management (Details 10) - Interest rate swap R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Financial instruments and risk management
Floating rate receivable	CDI	CDI
Fair value	R$ 9,620	R$ 7,085
07/16/2026
Financial instruments and risk management
Nominal value	R$ 108,929	R$ 152,100	$ 22,500	$ 30,000
Floating rate receivable	SOFR Overnight	3-months LIBOR
Fixed rate payable	3.07%	3.07%	3.07%	3.07%
Fair value	R$ 6,892	R$ 11,194
07/07/2026
Financial instruments and risk management
Nominal value	R$ 78,571	R$ 100,000	$ 0	$ 0
Fixed rate payable	4.90%	4.90%	4.90%	4.90%
Fair value	R$ 2,728	R$ (4,109)